INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 316,915	$ 298,664
Deferred tax expense recognized in net income	62,501	37,596
Foreign currency translation of deferred tax balances	8,695	(19,345)
Net deferred tax liabilities, end of year	$ 388,111	$ 316,915